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MassMutual Select Fundamental Growth Fund
MassMutual Select Fundamental Growth Fund
MASSMUTUAL SELECT FUNDS
MassMutual Select Fundamental Growth Fund
(the “Fund”)
Supplement dated January 7, 2020 to the
Prospectus dated February 1, 2019 and the
Summary Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective March 2, 2020, Westfield Capital Management Company, L.P. (“Westfield”) will be added as a subadviser of the Fund.

Effective March 2, 2020, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (beginning on Page 44 of the Prospectus):

The Fund invests primarily in domestic equity securities that the Fund’s subadvisers believe offer the potential for long-term growth. The Fund is managed by two subadvisers, Wellington Management Company LLP (“Wellington Management”) and Westfield Capital Management Company, L.P. (“Westfield”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While the Fund may invest in issuers of any size, the Fund currently focuses on securities of mid-capitalization companies. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

Westfield invests primarily in stocks of domestic growth companies that it believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential.

Westfield generally will sell a security if one or more of the following occurs: Westfield’s predetermined price target objective is exceeded; there is an alteration to the original investment case; valuation relative to the stock’s peer group is no longer attractive; or better risk/reward opportunities may be found in other stocks.

Wellington Management seeks to outperform the Russell Midcap Growth Index over full market cycles by investing in secular growth companies with high returns on invested capital that are attractively priced relative to their long-term earnings power. Key stock selection criteria include long-term earnings power, forecasted Return on Invested Capital, valuation, and quantitative risk factors. Portfolio weights are selected using a risk-based approach. The portfolio management process seeks to minimize sector risk as sector allocation is a fallout of the bottom-up security selection process.

Wellington Management will generally sell a security if one or more of the following occurs: the stock price rises to a point where the risk/reward outlook for the company is no longer considered attractive; company fundamentals deteriorate or the investment thesis changes; more attractive investment candidates are identified; or market capitalization exceeds guidelines.

Average Annual Total Returns (for the periods ended December 31, 2018)
Effective March 2, 2020, the following information replaces similar information for the Fund found in the Average Annual Total Returns table under the heading Performance Information in the section titled Investments, Risks, and Performance (on page 47 of the Prospectus) for the Fundamental Growth Fund:

Average Annual Returns - MassMutual Select Fundamental Growth Fund		1 Year	5 Years	10 Years
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]	(4.75%)	7.42%	15.12%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		(1.51%)	10.40%	15.29%
[1]	Going forward, the Fund's performance benchmark index will be the Russell Midcap Growth Index rather than the Russell 1000 Growth Index because the Russell Midcap Growth Index more closely represents the Fund's investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE